UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Diversified Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class AAL: ZABDFX

This semi-annual shareholder report contains important information about American Beacon Diversified Fund for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAL	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$597,129,616
# of Portfolio Holdings	535
Portfolio Turnover Rate	45%
Total Management Fees Paid	$975,643

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Floating Rate Notes, 3.722%, Due 1/31/2028	2.8
U.S. Treasury Floating Rate Notes, 3.813%, Due 10/31/2027	2.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	1.9
U.S. Treasury Notes, 3.750%, Due 8/31/2026	1.8
U.S. Treasury Notes, 3.500%, Due 2/28/2031	1.1
Siemens Energy AG	0.9
Medtronic PLC	0.9
Microchip Technology, Inc.	0.9
U.S. Treasury Bonds, 4.750%, Due 8/15/2055	0.9
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2056	0.8

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Netherlands	1.2
Republic of Korea	1.2
China	1.2
Taiwan	1.4
Canada	1.9
France	2.0
Japan	2.5
Germany	2.6
United Kingdom	3.9
United States	77.9

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.1
Utilities	5.1
Consumer Staples	5.1
Communication Services	5.8
Materials	6.8
Energy	6.8
Consumer Discretionary	7.2
Health Care	10.6
Industrials	14.7
Information Technology	17.1
Financials	19.7

Top Ten Industry Allocations - % Fixed Income

U.S. Treasury Obligations
38.1
U.S. Agency Mortgage-Backed Obligations
32.3
Asset-Backed Obligations
7.8
Electric
4.6
Banks
4.1
Media
1.6
Telecommunications
1.6
Pharmaceuticals
1.1
Insurance
0.9
Diversified Financial Services
0.8
0%
10%
20%
30%
40%

Table Summary
Value	Value
Diversified Financial Services	0.8
Insurance	0.9
Pharmaceuticals	1.1
Telecommunications	1.6
Media	1.6
Banks	4.1
Electric	4.6
Asset-Backed Obligations	7.8
U.S. Agency Mortgage-Backed Obligations	32.3
U.S. Treasury Obligations	38.1

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	43.2
Foreign Common Stocks	18.9
U.S. Treasury Obligations	12.3
U.S. Agency Mortgage-Backed Obligations	10.4
Investment Companies	5.2
Corporate Obligations	4.7
Asset-Backed Obligations	2.5
Foreign Corporate Obligations	1.7
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3
Collateralized Mortgage Obligations	0.2
Foreign Sovereign Obligations	0.2
Foreign Preferred Stocks	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Diversified Fund

Semi-Annual Shareholder Report - April 30, 2026

ZABDFX

DIV_AAL 0426

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Institutional Funds

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON
INSTITUTIONAL
FUNDS TRUST

Semi-Annual Financial Statements

April 30, 2026

Diversified Fund

Div 0426

American Beacon Diversified FundSM

Additional Fund Information	Back Cover

American Beacon Institutional Funds Trust	April 30, 2026

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.2%

Communication Services - 2.6%

Diversified Telecommunication Services - 0.7%
Comcast Corp., Class A	85,200	$2,303,808
Verizon Communications, Inc.	41,600	1,998,048

		4,301,856

Entertainment - 0.2%
Spotify Technology SAA	2,529	1,129,325

Interactive Media & Services - 1.5%
Alphabet, Inc., Class A	11,711	4,506,393
Alphabet, Inc., Class C	11,000	4,201,340

		8,707,733

Media - 0.2%
Omnicom Group, Inc.	18,100	1,388,632

Total Communication Services		15,527,546

Consumer Discretionary - 2.6%

Automobile Components - 0.5%
Aptiv PLCA	41,894	2,524,532
BorgWarner, Inc.	8,300	472,851

		2,997,383

Automobiles - 0.3%
General Motors Co.	26,200	2,014,518

Distributors - 0.1%
Genuine Parts Co.	5,900	632,657

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	135,180	3,583,622
Wynn Resorts Ltd.	18,079	1,936,442

		5,520,064

Household Durables - 0.4%
Lennar Corp., Class A	23,501	2,122,140
Lennar Corp., Class BB	666	58,861

		2,181,001

Specialty Retail - 0.4%
Lithia Motors, Inc.	1,400	406,168
Lowe’s Cos., Inc.	6,800	1,623,772

		2,029,940

Total Consumer Discretionary		15,375,563

Consumer Staples - 2.2%

Beverages - 0.9%
Coca-Cola Co.	26,500	2,087,140
Constellation Brands, Inc., Class A	5,700	892,506
Keurig Dr. Pepper, Inc.	83,097	2,443,052

		5,422,698

Food Products - 0.8%
Conagra Brands, Inc.	18,500	265,475
J.M. Smucker Co.	8,100	794,043

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.2% (continued)

Consumer Staples - 2.2% (continued)

Food Products - 0.8% (continued)
Kraft Heinz Co.	50,100	$1,135,266
McCormick & Co., Inc.	26,633	1,354,021
Mondelez International, Inc., Class A	15,800	970,752

		4,519,557

Household Products - 0.2%
Procter & Gamble Co.	9,900	1,456,191

Tobacco - 0.3%
Philip Morris International, Inc.	12,356	2,039,605

Total Consumer Staples		13,438,051

Energy - 3.5%

Energy Equipment & Services - 0.6%
Halliburton Co.	37,113	1,569,880
NOV, Inc.	40,300	824,538
SLB Ltd.	22,180	1,261,598

		3,656,016

Oil, Gas & Consumable Fuels - 2.9%
APA Corp.	94,800	3,861,204
Chevron Corp.	21,036	4,066,469
ConocoPhillips	5,053	635,567
Exxon Mobil Corp.	18,303	2,824,702
Ovintiv, Inc.	24,400	1,501,820
Permian Resources Corp., Class A	68,882	1,489,229
Shell PLC, ADR	19,400	1,758,998
Shell PLCC	28,834	1,308,924

		17,446,913

Total Energy		21,102,929

Financials - 8.6%

Banks - 3.9%
Bank of America Corp.	74,493	3,982,396
Citigroup, Inc.	20,200	2,585,196
Citizens Financial Group, Inc.	6,800	442,340
Cullen/Frost Bankers, Inc.	10,200	1,478,286
First Citizens BancShares, Inc., Class A	587	1,164,502
PNC Financial Services Group, Inc.	8,600	1,917,800
Truist Financial Corp.	22,140	1,140,210
U.S. Bancorp	75,650	4,286,329
Wells Fargo & Co.	56,633	4,656,932
Western Alliance Bancorp	18,067	1,473,183

		23,127,174

Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,700	2,231,513
Blackstone, Inc.	11,200	1,406,496
Charles Schwab Corp.	9,814	899,355
LPL Financial Holdings, Inc.	3,779	1,262,677
State Street Corp.	7,600	1,161,584

		6,961,625

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.2% (continued)

Financials - 8.6% (continued)

Consumer Finance - 0.8%
American Express Co.	5,099	$1,647,232
Capital One Financial Corp.	17,950	3,433,835

		5,081,067

Financial Services - 1.2%
Berkshire Hathaway, Inc., Class BA	5,097	2,413,939
Corebridge Financial, Inc.	36,400	1,002,456
Fidelity National Information Services, Inc.	40,808	1,898,796
Fiserv, Inc.A	25,100	1,572,515

		6,887,706

Insurance - 1.5%
American International Group, Inc.	54,700	4,091,560
Aon PLC, Class A	4,860	1,514,619
Arch Capital Group Ltd.A	13,746	1,298,447
Everest Group Ltd.	2,166	772,742
Hartford Insurance Group, Inc.	3,900	533,559
Progressive Corp.	4,930	992,311

		9,203,238

Total Financials		51,260,810

Health Care - 5.8%

Biotechnology - 0.4%
Amgen, Inc.	6,500	2,250,625

Health Care Equipment & Supplies - 2.3%
Alcon AGB	18,700	1,400,069
Edwards Lifesciences Corp.A	20,175	1,684,612
GE HealthCare Technologies, Inc.	75,154	4,572,369
Medtronic PLC	68,030	5,508,389
Zimmer Biomet Holdings, Inc.	10,350	853,151

		14,018,590

Health Care Providers & Services - 1.9%
Centene Corp.A	9,800	526,162
Cigna Group	1,440	418,435
CVS Health Corp.	9,100	757,939
Elevance Health, Inc.	9,724	3,660,308
Humana, Inc.	5,200	1,229,488
Labcorp Holdings, Inc.	3,400	873,120
UnitedHealth Group, Inc.	9,993	3,702,207

		11,167,659

Life Sciences Tools & Services - 0.1%
Avantor, Inc.A	85,816	695,110

Pharmaceuticals - 1.1%
Merck & Co., Inc.	39,142	4,273,523
Novartis AGC	7,379	1,096,675
Sanofi SA, ADR	28,510	1,327,996

		6,698,194

Total Health Care		34,830,178

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.2% (continued)

Industrials - 5.1%

Aerospace & Defense - 0.6%
Boeing Co.A	3,740	$856,572
General Dynamics Corp.	7,700	2,651,110

		3,507,682

Air Freight & Logistics - 0.3%
FedEx Corp.	4,610	1,859,259

Building Products - 0.4%
Johnson Controls International PLC	16,965	2,477,399

Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	3,608	594,310

Construction & Engineering - 0.3%
AECOM	13,971	1,174,961
Fluor Corp.A	8,100	432,135

		1,607,096

Electrical Equipment - 0.0%
Vertiv Holdings Co., Class A	697	228,957

Ground Transportation - 0.8%
JB Hunt Transport Services, Inc.	4,393	1,104,971
Norfolk Southern Corp.	2,400	757,992
Uber Technologies, Inc.A	39,014	2,910,835

		4,773,798

Machinery - 2.3%
CNH Industrial NV	133,500	1,429,785
Cummins, Inc.	1,010	677,720
Deere & Co.	1,140	672,452
Fortive Corp.	43,117	2,577,966
Oshkosh Corp.	10,600	1,656,780
PACCAR, Inc.	11,550	1,372,140
Parker-Hannifin Corp.	4,527	4,116,944
Stanley Black & Decker, Inc.	7,000	547,120
Timken Co.	3,000	332,670

		13,383,577

Professional Services - 0.1%
Experian PLCC	16,718	610,398
Leidos Holdings, Inc.	800	119,376

		729,774

Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	4,222	1,130,272

Total Industrials		30,292,124

Information Technology - 6.8%

Communications Equipment - 0.9%
F5, Inc.A	10,000	3,239,000
Motorola Solutions, Inc.	5,010	2,199,540

		5,438,540

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.2% (continued)

Information Technology - 6.8% (continued)

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	5,700	$780,387
Teledyne Technologies, Inc.A	3,400	2,195,890

		2,976,277

IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	14,700	777,630
Globant SAA	5,667	233,650

		1,011,280

Semiconductors & Semiconductor Equipment - 2.1%
Entegris, Inc.	16,697	2,360,622
Microchip Technology, Inc.	59,270	5,506,776
QUALCOMM, Inc.	25,585	4,594,554

		12,461,952

Software - 2.3%
Adobe, Inc.A	4,700	1,156,670
Microsoft Corp.	7,000	2,854,460
Oracle Corp.	11,374	1,835,650
Salesforce, Inc.	11,800	2,083,054
Synopsys, Inc.A	4,000	1,930,400
Workday, Inc., Class AA	33,900	4,149,360

		14,009,594

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	68,594	1,973,450
Seagate Technology Holdings PLC	3,874	2,609,681

		4,583,131

Total Information Technology		40,480,774

Materials - 3.5%

Chemicals - 2.7%
Air Products & Chemicals, Inc.	13,238	3,972,062
Axalta Coating Systems Ltd.A	49,487	1,407,410
Corteva, Inc.	41,200	3,337,612
Ecolab, Inc.	8,100	2,110,860
Linde PLC	2,130	1,067,428
Olin Corp.	26,000	740,480
PPG Industries, Inc.	19,200	2,083,200
RPM International, Inc.	15,500	1,579,295

		16,298,347

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	4,000	2,476,280

Containers & Packaging - 0.1%
Amcor PLC, CDIC	9,471	365,998

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	27,031	1,561,851

Total Materials		20,702,476

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 44.2% (continued)

Real Estate - 0.7%

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	18,400	$1,164,536

Specialized REITs - 0.5%
Public Storage	4,317	1,305,677
VICI Properties, Inc.	53,450	1,560,740

		2,866,417

Total Real Estate		4,030,953

Utilities - 2.8%

Electric Utilities - 1.8%
Entergy Corp.	22,985	2,710,161
PG&E Corp.	92,136	1,531,300
Pinnacle West Capital Corp.	19,005	1,971,199
PPL Corp.	11,400	426,816
Xcel Energy, Inc.	51,378	4,261,805

		10,901,281

Gas Utilities - 0.3%
Atmos Energy Corp.	10,280	1,952,995

Multi-Utilities - 0.4%
Dominion Energy, Inc.	33,800	2,180,100

Water Utilities - 0.3%
American Water Works Co., Inc.	12,600	1,618,092

Total Utilities		16,652,468

Total Common Stocks (Cost $196,272,048)		263,693,872

	Principal Amount

CORPORATE OBLIGATIONS - 4.8%

Communications - 1.0%

Media - 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	$130,000	128,649
6.100%, Due 6/1/2029	330,000	340,838
6.484%, Due 10/23/2045	140,000	128,987
5.750%, Due 4/1/2048	465,000	389,229
3.850%, Due 4/1/2061	395,000	228,248
3.950%, Due 6/30/2062	395,000	230,797

Cox Communications, Inc.,
5.800%, Due 12/15/2053D	510,000	430,456
5.950%, Due 9/1/2054D	1,420,000	1,220,052

		3,097,256

Telecommunications - 0.5%

AT&T, Inc.,
5.700%, Due 11/1/2054	390,000	361,773
6.000%, Due 4/30/2056	965,000	930,828
3.650%, Due 9/15/2059	390,000	249,368
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.700%, Due 4/15/2036D	700,000	680,819
T-Mobile USA, Inc., 5.850%, Due 2/15/2056	890,000	855,498

		3,078,286

Total Communications		6,175,542

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.8% (continued)

Consumer, Cyclical - 0.1%

Airlines - 0.1%
Southwest Airlines Co., 5.250%, Due 11/15/2035	$510,000	$483,650

Auto Manufacturers - 0.0%
Ford Motor Credit Co. LLC, 5.303%, Due 9/6/2029	200,000	199,423

Total Consumer, Cyclical		683,073

Consumer, Non-Cyclical - 0.0%

Commercial Services - 0.0%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	90,044

Energy - 0.2%

Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)E F	575,000	602,119

Pipelines - 0.1%
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	79,398
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	136,882
ONEOK, Inc., 5.700%, Due 11/1/2054	390,000	355,663
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032D	205,000	181,415

		753,358

Total Energy		1,355,477

Financial - 1.5%

Banks - 0.6%

Bank of America Corp.,
4.330%, Due 3/15/2050, (3 mo. USD Term SOFR + 1.782%)E	280,000	228,361
4.083%, Due 3/20/2051, (3 mo. USD Term SOFR + 3.412%)E	334,000	260,459

Goldman Sachs Group, Inc.,
5.387%, Due 2/2/2041, (5 yr. CMT + 1.180%)E	945,000	919,824
5.150%, Due 5/22/2045	437,000	396,680

Morgan Stanley,
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)E	470,000	406,862
5.314%, Due 1/18/2041, (5 yr. CMT + 1.170%)E	945,000	919,692
U.S. Bancorp, 5.300%, Due 4/15/2027, J, (3 mo. USD Term SOFR + 3.176%)E F	380,000	378,754

		3,510,632

Diversified Financial Services - 0.3%
American Express Co., 3.550%, Due 9/15/2026, D, (5 yr. CMT + 2.854%)E F	140,000	138,676
Charles Schwab Corp., 4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)E F	1,010,000	1,008,346
Western Union Co., 4.750%, Due 6/15/2029	505,000	498,905

		1,645,927

Insurance - 0.1%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	88,492
Markel Group, Inc., 5.000%, Due 5/20/2049	380,000	326,659

Prudential Financial, Inc.,
3.935%, Due 12/7/2049	207,000	155,268
4.350%, Due 2/25/2050	312,000	250,535

		820,954

Investment Companies - 0.3%

ARES Capital Corp.,
7.000%, Due 1/15/2027	100,000	101,315
2.875%, Due 6/15/2028	270,000	257,700
5.800%, Due 3/8/2032	250,000	248,337

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.8% (continued)

Financial - 1.5% (continued)

Investment Companies - 0.3% (continued)
Blue Owl Capital Corp., 2.875%, Due 6/11/2028	$310,000	$290,803
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	738,248

		1,636,403

REITS - 0.2%

GLP Capital LP/GLP Financing II, Inc.,
5.625%, Due 3/1/2036	885,000	869,750
5.750%, Due 11/1/2037	435,000	425,846
Public Storage Operating Co., 2.250%, Due 11/9/2031	210,000	186,655

		1,482,251

Total Financial		9,096,167

Industrial - 0.1%

Aerospace/Defense - 0.1%
Boeing Co., 3.200%, Due 3/1/2029	285,000	275,083

Technology - 0.5%

Computers - 0.2%
Dell International LLC/EMC Corp., 3.375%, Due 12/15/2041	830,000	625,372
International Business Machines Corp., 5.800%, Due 2/3/2056	520,000	492,900

		1,118,272

Semiconductors - 0.2%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039D	1,155,000	1,225,785

Software - 0.1%
Oracle Corp., 6.700%, Due 2/4/2056	260,000	239,616
Salesforce, Inc., 2.900%, Due 7/15/2051	418,000	242,376

		481,992

Total Technology		2,826,049

Utilities - 1.4%

Electric - 1.4%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	795,000	639,801

Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)E	235,000	243,489
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)E	740,000	756,833

Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	235,000	238,632
6.000%, Due 1/15/2038	145,000	153,508
6.050%, Due 4/15/2038	405,000	430,374
3.200%, Due 8/15/2049	175,000	116,912
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	382,679

Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	206,958
4.200%, Due 8/15/2045	125,000	101,545
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	715,000	609,121

Entergy Arkansas LLC,
3.350%, Due 6/15/2052	115,000	75,959
5.750%, Due 1/15/2056	385,000	374,671

Entergy Corp.,
2.800%, Due 6/15/2030	115,000	107,193
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)E	200,000	205,896

Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	130,561
5.350%, Due 3/15/2034	440,000	451,697

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.8% (continued)

Utilities - 1.4% (continued)

Electric - 1.4% (continued)
Entergy Mississippi LLC, 5.800%, Due 4/15/2055	$145,000	$142,046
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	93,683
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	124,465
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	515,000	526,275

Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)E	565,000	569,364
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)E	425,000	432,525
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)E	195,000	197,003
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)E	345,000	347,256
System Energy Resources, Inc., 5.300%, Due 12/15/2034	545,000	543,826

		8,202,272

Total Utilities		8,202,272

Total Corporate Obligations (Cost $29,516,235)		28,703,707

FOREIGN CORPORATE OBLIGATIONS - 1.7%

Consumer, Non-Cyclical - 0.6%

Agriculture - 0.2%

BAT Capital Corp.,
6.000%, Due 2/20/2034	130,000	137,543
4.540%, Due 8/15/2047	960,000	782,461
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	468,334

		1,388,338

Pharmaceuticals - 0.4%

Bayer U.S. Finance II LLC,
4.650%, Due 11/15/2043D	1,030,000	826,180
4.700%, Due 7/15/2064D	205,000	155,807

Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026D	400,000	403,010
6.875%, Due 11/21/2053D	790,000	840,398

		2,225,395

Total Consumer, Non-Cyclical		3,613,733

Financial - 0.9%

Banks - 0.8%

Barclays PLC,
5.674%, Due 3/12/2028, (1 day USD SOFR + 1.490%)E	320,000	322,951
5.690%, Due 3/12/2030, (1 day USD SOFR + 1.740%)E	200,000	205,237
5.207%, Due 2/24/2037, (1 day USD SOFR + 1.506%)E	495,000	481,059
CaixaBank SA, 5.581%, Due 7/3/2036, (1 day USD SOFR + 1.790%)D E	735,000	741,404
HBOS PLC, 6.000%, Due 11/1/2033D	365,000	377,698
Toronto-Dominion Bank, 4.568%, Due 12/17/2026	1,870,000	1,875,700
UBS Group AG, 5.199%, Due 8/10/2037, (1 day USD SOFR + 1.340%)D E	615,000	603,063

		4,607,112

Insurance - 0.1%

Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	830,000	844,737
6.100%, Due 3/15/2055	165,000	163,116

		1,007,853

Total Financial		5,614,965

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 1.7% (continued)

Utilities - 0.2%

Electric - 0.2%
Electricite de France SA, 6.000%, Due 4/22/2064D	$970,000	$912,314

Total Foreign Corporate Obligations (Cost $10,092,801)		10,141,012

FOREIGN SOVEREIGN OBLIGATIONS - 0.2%

Mexico Government International Bonds,
6.125%, Due 2/9/2038	285,000	281,110
3.771%, Due 5/24/2061	1,440,000	869,040

Total Foreign Sovereign Obligations (Cost $1,194,409)		1,150,150

ASSET-BACKED OBLIGATIONS - 2.6%
AmeriCredit Automobile Receivables Trust, 4.120%, Due 5/20/2030, 2025-1 A3D	360,000	358,994
AREIT Trust, 5.218%, Due 7/25/2043, 2025-CRE11 A, (1 mo. USD Term SOFR + 1.550%)D E	360,000	360,767
BMW Vehicle Lease Trust, 4.150%, Due 5/25/2029, 2026-1 A3	650,000	648,975
BSPDF Issuer LLC, 5.111%, Due 9/18/2043, 2026-FL3 A, (1 mo. USD Term SOFR + 1.450%)D E	380,000	380,356
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024-2 A3	310,042	312,905
CF Hippolyta Issuer LLC, 5.970%, Due 8/15/2062, 2022-1A A1D	152,976	152,040
Cloud Capital Holdco LP, 5.781%, Due 11/22/2049, 2024-1A A2D	1,490,000	1,494,126

Compass Datacenters Issuer III LLC,
5.656%, Due 2/25/2050, 2025-1A A2D	325,000	327,025
4.897%, Due 2/25/2056, 2026-1A A21D	424,000	420,013
5.289%, Due 2/25/2056, 2026-1A A22D	230,000	228,644
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 6.506%, Due 5/20/2055, 2025-1A BD	250,000	254,243
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AD	300,000	295,994
GM Financial Automobile Leasing Trust, 4.660%, Due 2/21/2028, 2025-1 A3	130,000	130,581
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	380,000	382,076
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AD	245,000	242,486
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	390,000	392,093
Iskandar Enterprise LLC, 5.049%, Due 4/17/2056, 2026-1A A21D	2,110,000	2,109,604
MetroNet Infrastructure Issuer LLC, 5.400%, Due 8/20/2055, 2025-2A A2D	1,530,000	1,542,113
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3D	562,666	564,007
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3D	220,879	221,377
Stellantis Financial Underwritten Enhanced Lease Trust, 4.630%, Due 7/20/2027, 2025-AA A2D	160,837	161,098
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IID	275,100	255,349
Toyota Auto Loan Extended Note Trust, 4.930%, Due 6/25/2036, 2023-1A AD	100,000	101,293
Uniti Fiber ABS Issuer LLC, 5.177%, Due 1/20/2056, 2025-2A A2D	1,045,000	1,036,715

Volkswagen Auto Lease Trust,
4.010%, Due 1/22/2029, 2025-B A3	510,000	509,202
4.170%, Due 3/20/2029, 2026-A A3	710,000	709,808
Wendy’s Funding LLC, 5.422%, Due 12/15/2055, 2025-1A A2ID	438,900	432,665
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	280,000	280,889

Zayo Issuer LLC,
6.088%, Due 3/20/2055, 2025-1A BD	270,000	272,170
6.586%, Due 6/20/2055, 2025-2A BD	700,000	714,755

Total Asset-Backed Obligations (Cost $15,343,087)		15,292,363

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
JP Morgan Mortgage Trust, 5.161%, Due 4/25/2066, 2026-ACES1 A2D G	310,000	306,384
PMT Loan Trust, 4.995%, Due 11/25/2056, 2025-INV11 A36, (30 day USD SOFR Average + 1.350%)D E	1,017,531	1,022,024

Total Collateralized Mortgage Obligations (Cost $1,330,466)		1,328,408

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.3%
BX Commercial Mortgage Trust, 5.355%, Due 3/15/2045, 2026-VLT9 A, (1 mo. USD Term SOFR + 1.700%)D E	$360,000	$359,325
NRTH Commercial Mortgage Trust, 5.048%, Due 10/15/2040, 2025-PARK A, (1 mo. USD Term SOFR + 1.393%)D E	1,245,000	1,244,223

Total Commercial Mortgage-Backed Obligations (Cost $1,604,689)		1,603,548

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.6%

Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	12,628	12,522
3.000%, Due 11/1/2032	43,054	41,758
2.500%, Due 6/1/2035	108,638	102,656
2.000%, Due 3/1/2036	365,120	335,128
2.500%, Due 9/1/2041	375,202	337,062
2.500%, Due 11/1/2041	206,113	184,986
3.500%, Due 5/1/2042	314,572	297,805
4.000%, Due 6/1/2042	557,080	541,837
3.000%, Due 4/1/2047	255,321	226,195
3.500%, Due 1/1/2048	134,179	124,271
4.000%, Due 4/1/2048	105,480	100,547
3.000%, Due 8/1/2048	184,522	166,228
2.500%, Due 7/1/2050	233,544	197,853
2.500%, Due 10/1/2051	583,680	491,848
2.500%, Due 11/1/2051	346,076	296,674
2.000%, Due 2/1/2052	639,228	518,689
2.000%, Due 3/1/2052	762,075	612,662
2.500%, Due 5/1/2052	492,498	419,907
5.000%, Due 6/1/2052	113,123	112,038
6.000%, Due 3/1/2053	548,538	564,937
4.500%, Due 5/1/2053	647,969	625,929
5.000%, Due 8/1/2053	721,107	713,264
6.000%, Due 8/1/2053	629,101	645,679
5.500%, Due 9/1/2053	711,247	725,096
6.000%, Due 12/1/2053	168,777	175,029
5.500%, Due 2/1/2054	1,058,956	1,076,138
6.000%, Due 8/1/2054	695,531	719,510
5.000%, Due 9/1/2054	729,014	725,040
5.500%, Due 10/1/2054	811,899	823,204
5.500%, Due 5/1/2055	1,202,517	1,219,036
5.000%, Due 2/1/2056	499,398	493,430

		13,626,958

Federal National Mortgage Association,
3.500%, Due 1/1/2028	5,420	5,387
4.500%, Due 4/1/2034	39,709	39,594
3.000%, Due 10/1/2034	88,423	84,973
2.000%, Due 11/1/2035	233,921	215,489
2.000%, Due 12/1/2035	116,435	107,094
2.000%, Due 1/1/2036	193,104	177,604
2.500%, Due 4/1/2036	204,347	192,356
3.500%, Due 6/1/2037	65,373	62,780
5.500%, Due 6/1/2038	7,908	8,139
5.000%, Due 5/1/2040	47,178	47,755
5.000%, Due 6/1/2040	27,043	27,374
2.500%, Due 11/1/2041	234,669	210,702
5.000%, Due 3/1/2042	20,207	20,454
3.500%, Due 7/1/2043	45,733	42,812
4.000%, Due 7/1/2045	85,937	82,253
3.500%, Due 8/1/2045	24,009	22,393

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.6% (continued)

Federal National Mortgage Association, (continued)
3.500%, Due 5/1/2046	$61,002	$56,665
3.000%, Due 6/1/2046	164,642	148,407
4.000%, Due 7/1/2046	72,195	69,123
3.000%, Due 10/1/2046	134,096	120,441
3.000%, Due 11/1/2046	178,018	161,178
3.500%, Due 11/1/2046	232,426	216,780
3.000%, Due 12/1/2046	114,204	102,835
3.500%, Due 3/1/2047	27,996	25,995
4.500%, Due 7/1/2047	11,789	11,560
4.500%, Due 8/1/2047	48,119	47,200
3.500%, Due 9/1/2047	68,230	63,284
4.500%, Due 7/1/2048	83,531	81,693
4.500%, Due 3/1/2049	107,396	105,062
4.500%, Due 10/1/2049	81,415	79,393
4.000%, Due 11/1/2049	195,435	185,880
2.500%, Due 6/1/2050	219,612	186,325
2.500%, Due 8/1/2050	572,370	484,302
3.000%, Due 8/1/2050	200,000	176,865
2.500%, Due 9/1/2050	211,624	180,232
2.500%, Due 10/1/2050	88,932	75,267
3.000%, Due 10/1/2050	353,974	315,330
3.000%, Due 11/1/2050	583,800	514,462
2.500%, Due 2/1/2051	689,213	587,181
2.000%, Due 3/1/2051	626,858	512,489
2.000%, Due 4/1/2051	800,019	648,885
3.000%, Due 5/1/2051	287,583	256,601
3.000%, Due 6/1/2051	109,738	96,975
3.500%, Due 6/1/2051	332,099	303,905
2.000%, Due 7/1/2051	1,129,600	913,831
3.500%, Due 7/1/2051	562,022	516,914
2.500%, Due 8/1/2051	469,036	399,951
2.500%, Due 10/1/2051	300,270	255,282
2.500%, Due 11/1/2051	333,269	281,049
3.000%, Due 11/1/2051	409,911	359,834
3.000%, Due 12/1/2051	553,412	486,650
2.000%, Due 1/1/2052	1,148,836	933,296
2.500%, Due 2/1/2052	1,222,945	1,045,703
3.500%, Due 5/1/2052	345,418	315,367
4.000%, Due 5/1/2052	309,934	293,599
4.000%, Due 6/1/2052	620,062	586,824
5.000%, Due 6/1/2052	661,408	662,976
4.500%, Due 8/1/2052	599,628	579,604
4.500%, Due 9/1/2052	904,152	873,677
4.500%, Due 10/1/2052	432,992	419,776
5.000%, Due 4/1/2053	235,521	234,917
4.500%, Due 6/1/2053	624,958	608,490
5.000%, Due 6/1/2053	283,261	283,358
5.500%, Due 7/1/2053	614,865	626,735
5.500%, Due 10/1/2053	659,454	664,988
6.000%, Due 1/1/2054	702,344	729,816
5.500%, Due 2/1/2054	725,646	738,816
6.500%, Due 6/1/2054	70,408	74,239
5.000%, Due 3/1/2056	994,251	980,104

		21,027,270

Government National Mortgage Association,
5.000%, Due 10/15/2039	32,526	33,240
3.500%, Due 9/15/2041	74,335	68,976
3.500%, Due 8/20/2047	26,852	24,960

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.6% (continued)
Government National Mortgage Association, (continued)
3.500%, Due 10/20/2047	$31,503	$28,951
4.000%, Due 12/20/2047	59,606	56,746
4.000%, Due 1/20/2048	55,132	52,482
5.000%, Due 1/20/2050	80,825	81,678
4.500%, Due 2/20/2050	55,164	54,158
5.000%, Due 2/20/2050	27,881	28,233
2.500%, Due 4/20/2050	398,681	342,469
2.500%, Due 6/20/2051	396,889	340,329
3.000%, Due 6/20/2051	565,774	504,320
2.500%, Due 7/20/2051	508,517	435,793
3.000%, Due 8/20/2051	312,209	281,765
2.500%, Due 11/20/2051	237,981	204,064
3.000%, Due 12/20/2051	614,910	548,304
3.500%, Due 1/20/2052	235,434	214,882
4.000%, Due 3/20/2052	439,409	414,359
5.000%, Due 4/20/2053	613,497	611,375
3.000%, Due 5/20/2053	209,923	188,050
3.000%, Due 6/20/2053	564,099	504,972
5.500%, Due 7/20/2053	558,367	566,154
6.000%, Due 10/20/2053	1,001,094	1,027,411
6.000%, Due 12/20/2053	1,555,541	1,595,727
6.000%, Due 4/20/2054	1,375,185	1,415,770
6.000%, Due 5/20/2054	2,017,482	2,064,834
6.000%, Due 6/20/2054	1,040,116	1,065,931
6.000%, Due 7/20/2054	1,968,722	2,013,975
6.000%, Due 9/20/2054	1,832,909	1,874,152
5.000%, Due 12/20/2054	710,311	705,110
6.000%, Due 12/20/2054	1,243,724	1,271,958
6.000%, Due 1/20/2055	1,652,174	1,690,345
5.500%, Due 5/20/2055	1,772,999	1,788,832
5.500%, Due 6/20/2055	2,084,782	2,101,439
5.500%, Due 7/20/2055	2,128,857	2,147,971
6.000%, Due 1/20/2056	2,440,340	2,493,740

		28,843,455

Total U.S. Agency Mortgage-Backed Obligations (Cost $65,459,170)		63,497,683

U.S. TREASURY OBLIGATIONS - 12.5%
U.S. Treasury Bonds,
4.750%, Due 8/15/2055	5,615,000	5,401,806

U.S. Treasury Floating Rate Notes,
3.813%, Due 10/31/2027, (3 mo. Treasury money market yield + 0.190%)E	16,600,000	16,625,541
3.722%, Due 1/31/2028, (3 mo. Treasury money market yield + 0.099%)E	17,000,000	17,001,225

		33,626,766

U.S. Treasury Inflation-Indexed Bonds,
2.375%, Due 2/15/2056H	5,101,290	4,735,555

U.S. Treasury Notes,
3.750%, Due 8/31/2026	10,805,000	10,805,421
3.875%, Due 3/31/2028	665,000	664,844
3.500%, Due 2/28/2031	6,520,000	6,374,319
4.625%, Due 4/30/2031	1,245,000	1,277,681
4.250%, Due 8/15/2035	11,530,000	11,429,113
4.125%, Due 2/15/2036	660,000	646,078

		31,197,456

Total U.S. Treasury Obligations (Cost $75,371,635)		74,961,583

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 19.3%

Communication Services - 1.1%

Diversified Telecommunication Services - 0.3%
Deutsche Telekom AGC	17,616	$570,227
Orange SAC	55,837	1,166,678

		1,736,905

Entertainment - 0.2%
Nintendo Co. Ltd.C	17,700	861,044
Universal Music Group NVC	19,421	406,654

		1,267,698

Interactive Media & Services - 0.4%
Tencent Holdings Ltd.C	36,700	2,228,242

Media - 0.1%
WPP PLC, ADRB	39,800	719,982

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd.C	22,199	443,616

Total Communication Services		6,396,443

Consumer Discretionary - 2.0%

Automobile Components - 0.3%
Magna International, Inc.	29,900	1,903,733

Automobiles - 0.2%
Kia Corp.C	6,088	630,121
Suzuki Motor Corp.C	31,500	351,577

		981,698

Broadline Retail - 0.5%
Alibaba Group Holding Ltd.C	46,300	760,824
Sea Ltd., ADRA	22,786	1,934,076

		2,694,900

Hotels, Restaurants & Leisure - 0.3%
Amadeus IT Group SAC	5,905	339,597
Compass Group PLCC	25,031	708,003
Galaxy Entertainment Group Ltd.C	107,000	456,080
Lottomatica Group SpAC	19,189	565,574

		2,069,254

Household Durables - 0.4%
Casio Computer Co. Ltd.C	39,300	398,703
Sony Group Corp., ADRB	92,300	1,854,307

		2,253,010

Specialty Retail - 0.1%
Nitori Holdings Co. Ltd.B C	29,700	428,591
Zalando SEA C D	18,135	447,229

		875,820

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA, Class AC	2,028	387,036
Li Ning Co. Ltd.C	290,500	755,447

		1,142,483

Total Consumer Discretionary		11,920,898

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 19.3% (continued)

Consumer Staples - 1.0%

Beverages - 0.2%
Arca Continental SAB de CV	40,000	$480,842
Fomento Economico Mexicano SAB de CVI	54,200	640,186
Pernod Ricard SAC	4,110	303,549

		1,424,577

Consumer Staples Distribution & Retail - 0.1%
Marks & Spencer Group PLCC	117,325	528,160
MatsukiyoCocokara & Co.C	16,900	246,975

		775,135

Food Products - 0.1%
Toyo Suisan Kaisha Ltd.C	9,100	627,645

Personal Products - 0.4%
Unilever PLCC	38,820	2,283,618

Tobacco - 0.2%
British American Tobacco PLCC	15,236	894,697

Total Consumer Staples		6,005,672

Energy - 0.8%

Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd.	24,713	1,179,660
Suncor Energy, Inc.	11,015	754,795
TC Energy Corp.	6,668	447,102
TotalEnergies SE	26,000	2,410,460

		4,792,017

Total Energy		4,792,017

Financials - 3.8%

Banks - 2.6%
Banca Monte dei Paschi di Siena SpAB C	58,155	624,162
Banco Santander SAC	70,332	860,210
Bank Hapoalim BMC	21,724	583,318
Bank of Nova Scotia	22,551	1,754,468
Grupo Financiero Banorte SAB de CV, Class O	61,400	669,131
ICICI Bank Ltd., ADR	51,755	1,376,165
Japan Post Bank Co. Ltd.C	42,400	734,943
KB Financial Group, Inc.C	5,272	572,206
Lloyds Banking Group PLCC	637,145	862,458
Mitsubishi UFJ Financial Group, Inc., ADRB	120,650	2,165,667
NU Holdings Ltd., Class AA	74,172	1,074,011
Piraeus Bank SAC	116,660	1,113,638
Resona Holdings, Inc.C	74,000	923,877
Saudi National BankC	65,899	690,603
Societe Generale SAC	17,896	1,433,020

		15,437,877

Capital Markets - 0.8%
3i Group PLCC	45,538	1,585,926
Deutsche Boerse AGC	5,882	1,806,525
UBS Group AGC	29,843	1,329,638

		4,722,089

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 19.3% (continued)

Financials - 3.8% (continued)

Financial Services - 0.1%
Adyen NVA C D	785	$888,312

Insurance - 0.3%
AIA Group Ltd.C	106,800	1,176,280
Allianz SEC	1,388	634,580

		1,810,860

Total Financials		22,859,138

Health Care - 0.9%

Health Care Equipment & Supplies - 0.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class AC	8,100	199,791

Health Care Providers & Services - 0.1%
Rede D’Or Sao Luiz SAD	64,000	495,917

Pharmaceuticals - 0.8%
AstraZeneca PLCC	7,150	1,359,360
GSK PLC, ADR	9,000	470,790
Merck KGaAC	7,504	970,248
Otsuka Holdings Co. Ltd.C	11,500	842,466
Teva Pharmaceutical Industries Ltd., ADRA	36,992	1,297,309

		4,940,173

Total Health Care		5,635,881

Industrials - 4.3%

Aerospace & Defense - 1.2%
BAE Systems PLCC	85,204	2,369,584
Rheinmetall AGC	105	167,230
Rolls-Royce Holdings PLCC	171,176	2,792,141
Safran SAC	4,546	1,449,464
Thales SAC	1,532	420,140

		7,198,559

Electrical Equipment - 1.3%
ABB Ltd.C	6,521	655,523
Contemporary Amperex Technology Co. Ltd., Class AC	10,795	692,236
Legrand SAC	5,161	924,237
Siemens Energy AGC	25,994	5,513,586

		7,785,582

Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	15,645	1,360,489

Industrial Conglomerates - 0.1%
Siemens AGC	2,064	613,038

Machinery - 0.6%
Ebara Corp.C	23,200	813,449
IMI PLCC	22,672	867,955
Interpump Group SpAB C	13,675	575,790
Mitsubishi Heavy Industries Ltd.C	28,900	857,417
Techtronic Industries Co. Ltd.C	43,500	633,505

		3,748,116

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 19.3% (continued)

Industrials - 4.3% (continued)

Professional Services - 0.5%
Bureau Veritas SAC	32,567	$998,812
Recruit Holdings Co. Ltd.C	13,900	648,877
RELX PLCC	36,188	1,321,866

		2,969,555

Trading Companies & Distributors - 0.4%
Howden Joinery Group PLCC	61,029	649,420
IMCD NVA C	7,485	880,887
RS Group PLCC	62,707	515,806

		2,046,113

Total Industrials		25,721,452

Information Technology - 4.1%

Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, ADR	235,540	2,781,727

Electronic Equipment, Instruments & Components - 0.4%
Dexerials Corp.C	13,900	218,571
Lotes Co. Ltd.C	9,000	758,783
Shimadzu Corp.C	30,700	715,747
TE Connectivity PLC	2,600	550,316

		2,243,417

IT Services - 0.1%
Shopify, Inc., Class AA	7,148	865,837

Semiconductors & Semiconductor Equipment - 2.4%
ASM International NVC	1,107	1,084,238
ASML Holding NV	1,534	2,207,411
NXP Semiconductors NV	3,999	1,174,066
SK Hynix, Inc.C	2,585	2,274,714
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,678	4,229,129
Taiwan Semiconductor Manufacturing Co. Ltd.C	47,000	3,190,762

		14,160,320

Software - 0.1%
SAP SE, ADR	4,100	694,909
SAP SEC	1,371	234,736

		929,645

Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.C	22,393	3,397,295

Total Information Technology		24,378,241

Materials - 0.9%

Chemicals - 0.6%
Croda International PLCC	15,159	593,747
Nippon Sanso Holdings Corp.C	9,300	331,041
Resonac Holdings Corp.C	7,300	671,594
Shin-Etsu Chemical Co. Ltd.C	16,500	768,873
Symrise AGC	11,621	1,027,244

		3,392,499

Metals & Mining - 0.3%
Anglo American PLCC	21,246	1,045,017
Rio Tinto PLCC	6,203	619,728

		1,664,745

Total Materials		5,057,244

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 19.3% (continued)

Utilities - 0.4%

Electric Utilities - 0.1%
SSE PLCC	14,273	$513,557

Multi-Utilities - 0.3%
Engie SAB C	41,376	1,366,293
National Grid PLCC	39,398	704,773

		2,071,066

Total Utilities		2,584,623

Total Foreign Common Stocks (Cost $78,541,393)		115,351,609

FOREIGN PREFERRED STOCKS - 0.1% (Cost $362,085)

Financials - 0.1%

Banks - 0.1%
Itau Unibanco Holding SA, 7.892%G J	84,632	738,167

SHORT-TERM INVESTMENTS - 5.3% (Cost $31,566,341)

Investment Companies - 5.3%
American Beacon U.S. Government Money Market Select Fund, 3.56%K L	31,566,341	31,566,341

SECURITIES LENDING COLLATERAL - 0.3% (Cost $1,758,404)

Investment Companies - 0.3%
American Beacon U.S. Government Money Market Select Fund, 3.56%K L	1,758,404	1,758,404

TOTAL INVESTMENTS - 102.1% (Cost $508,412,763)		609,786,847
LIABILITIES, NET OF OTHER ASSETS - (2.1%)		(12,657,231)

TOTAL NET ASSETS - 100.0%		$597,129,616

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2026 (Note 9).

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $81,617,105 or 13.7% of net assets.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,287,649 or 4.2% of net assets. The Fund has no right to demand registration of these securities.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2026.

F Perpetual maturity. The date shown, if any, is the next call date.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Inflation-Indexed Note.

I Unit - Usually consists of one common stock and/or rights and warrants.

J A type of Preferred Stock that has no maturity date.

K The Fund is affiliated by having the same investment advisor.

L 7-day yield.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

ADR - American Depositary Receipt.

BDC - Business Development Company.

CDI - CHESS (Clearing House Electronic Subregister System) Depositary Interest.

CMT - Constant Maturity Treasury.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

Long Futures Contracts Open on April 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	26	June 2026	$9,100,342	$9,416,875	$316,533
ICE U.S. Mini MSCI EAFE Index Futures	22	June 2026	3,263,897	3,350,710	86,813
ICE U.S. MSCI Emerging Markets Index Futures	20	June 2026	1,546,403	1,634,200	87,797

			$13,910,642	$14,401,785	$491,143

Forward Foreign Currency Contracts Open on April 30, 2026:

Currency Purchased*	Currency Sold*	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY 88,569	USD 88,454	5/7/2026	SSB	$115	$-	$115

				$115	$-	$115

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$260,311,877	$3,381,995	$-	$263,693,872
Corporate Obligations	-	28,703,707	-	28,703,707
Foreign Corporate Obligations	-	10,141,012	-	10,141,012
Foreign Sovereign Obligations	-	1,150,150	-	1,150,150
Asset-Backed Obligations	-	15,292,363	-	15,292,363
Collateralized Mortgage Obligations	-	1,328,408	-	1,328,408
Commercial Mortgage-Backed Obligations	-	1,603,548	-	1,603,548
U.S. Agency Mortgage-Backed Obligations	-	63,497,683	-	63,497,683
U.S. Treasury Obligations	-	74,961,583	-	74,961,583
Foreign Common Stocks	37,116,499	78,235,110	-	115,351,609
Foreign Preferred Stocks	738,167	-	-	738,167
Short-Term Investments	31,566,341	-	-	31,566,341
Securities Lending Collateral	1,758,404	-	-	1,758,404

Total Investments in Securities - Assets	$331,491,288	$278,295,559	$-	$609,786,847

Financial Derivative Instruments - Assets
Futures Contracts	$491,143	$-	$-	$491,143
Forward Foreign Currency Contracts	-	115	-	115

Total Financial Derivative Instruments - Assets	$491,143	$115	$-	$491,258

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$576,462,102
Investments in affiliated securities, at fair value‡ §	33,324,745
Foreign currency, at fair value (Note 1)^	325
Cash collateral held at broker for futures contracts	813,000
Dividends and interest receivable	1,637,198
Receivable for investments sold	2,152,728
Receivable for tax reclaims	258,005
Unrealized appreciation from forward foreign currency contracts	115
Receivable for variation margin on open futures contracts (Note 5)	491,269
Prepaid expenses	11,604

Total assets	615,151,091

Liabilities:
Payable for investments purchased	15,310,559
Cash due to broker for futures contracts	303,924
Management and sub-advisory fees payable (Note 2)	481,201
Transfer agent fees payable (Note 2)	4,728
Payable upon return of securities loaned (Note 9)§	1,758,404
Custody and fund accounting fees payable	82,487
Professional fees payable	60,699
Payable for prospectus and shareholder reports	13,673
Other liabilities	5,800

Total liabilities	18,021,475

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$597,129,616

Analysis of net assets:
Paid-in-capital	$472,647,458
Total distributable earnings (deficits)A	124,482,158

Net assets	$597,129,616

Shares outstanding at no par value (unlimited shares authorized)	48,030,560
Net assets	$597,129,616
Net asset value, offering and redemption price per share	$12.43

† Cost of investments in unaffiliated securities	$475,088,018
‡ Cost of investments in affiliated securities	$33,324,745
§ Fair value of securities on loan	$6,152,247
^ Cost of foreign currency	$324

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the period ended April 30, 2026 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,556,974
Dividend income from affiliated securities (Note 2)	232,737
Interest income	4,314,851
Income derived from securities lending (Note 9)	16,011
Other income	145

Total investment income	8,120,718

Expenses:
Management and sub-advisory fees (Note 2)	975,643
Transfer agent fees	10,842
Custody and fund accounting fees	106,974
Professional fees	61,798
Prospectus and shareholder report expenses	13,161
Trustee fees (Note 2)	13,437
Line of credit interest expense (Note 10)	2,456
Other expenses	21,420

Total expenses	1,205,731

Net investment income	6,914,987

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡ A	21,460,714
Foreign currency transactions	(31,767)
Futures contracts	270,461
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	3,179,335
Foreign currency transactions	12,002
Forward foreign currency contracts	115
Futures contracts	339,439

Net gain from investments	25,230,299

Net increase in net assets resulting from operations.	$32,145,286

† Foreign taxes	$115,100
‡ Foreign capital gains tax	$303

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(unaudited)
Increase in net assets:
Operations:
Net investment income	$6,914,987	$14,958,615
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	21,699,408	31,163,227
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	3,530,891	11,085,495

Net increase in net assets resulting from operations	32,145,286	57,207,337

Distributions to shareholders:
Total retained earnings	(46,504,590)	(37,138,620)

Net distributions to shareholders	(46,504,590)	(37,138,620)

Capital share transactions (Note 11):
Proceeds from sales of shares	2,163,474	12,460,907
Reinvestment of dividends and distributions	46,504,590	37,138,619
Cost of shares redeemed	(17,661,890)	(43,355,698)

Net increase in net assets from capital share transactions	31,006,174	6,243,828

Net increase in net assets	16,646,870	26,312,545

Net assets:
Beginning of period	580,482,746	554,170,201

End of period	$597,129,616	$580,482,746

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2026, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements.

The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized fee of 0.10% based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Aristotle Capital Management LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management, LLC; and WCM Investment Management, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$289,904
Sub-Advisory Fees	0.23%	685,739

Total	0.33%	$975,643

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2026, the Manager received securities lending fees of $1,875 for the securities lending activities of the Fund.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	Diversified	$31,566,341	$-	$-	$232,737	$31,566,341
U.S. Government Money Market Select	Securities Lending	Diversified	1,758,404	-	-	N/A	1,758,404

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Diversified	$6,510	$1,569	$8,079

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2026, the Fund did not utilize the credit facility.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2026, based on management’s evaluation of the shareholder account base, three accounts have been identified as representing an unaffiliated significant ownership of approximately 89% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the

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Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities.

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Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets

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for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal

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Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds permitted to invest in ABS, subject to the Fund rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

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Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not

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been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2026 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

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MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and

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non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag

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Notes to Financial Statements

April 30, 2026 (Unaudited)

behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the period ended April 30, 2026, the Fund entered into forward foreign currency contracts primarily for investing and/or hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended April 30, 2026
Fund	Purchased Contracts	Sold Contracts
Diversified	$12,653	$-

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2026, the Fund entered into futures contracts primarily for exposing cash to markets.

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Notes to Financial Statements

April 30, 2026 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2026
Diversified	$49

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$115	$-	$-	$-	$115
Receivable for variation margin from open futures Contracts(2)	-	-	-	-	491,143	491,143

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$270,461	$270,461

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$115	$-	$-	$-	$115
Futures contracts	-	-	-	-	339,439	339,439

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default.

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Notes to Financial Statements

April 30, 2026 (Unaudited)

Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2026.

Offsetting of Financial and Derivative Assets as of April 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$491,143	$-
Forward Foreign Currency Contracts	$115	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$491,258	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(491,143)	$-

Total derivative assets and liabilities subject to an MNA	$115	$-

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of April 30, 2026:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$115	$-	$-	$-	$115

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,758,404	$-	$-	$-	$1,758,404

Total Borrowings	$1,758,404	$-	$-	$-	$1,758,404

Gross amount of recognized liabilities for securities lending transactions					$1,758,404

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed securities are influenced by factors affecting the assets underlying the securities, including the broader market sector and individual markets, such as the auto markets. These securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in asset-backed securities also are subject to risks of fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment and extension risk, callable securities risk, valuation risk, liquidity risk, and restricted securities risk. A decline in the credit quality of the issuers of asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement

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Notes to Financial Statements

April 30, 2026 (Unaudited)

payments or to otherwise honor its obligations to the Fund. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling foreign currency futures contracts and forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial

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Notes to Financial Statements

April 30, 2026 (Unaudited)

losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

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Notes to Financial Statements

April 30, 2026 (Unaudited)

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Funds to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (“FHLB”), and the Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

As of April 30, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$511,950,296	$116,619,203	$(18,763,318)	97,855,885

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$95,077,469	$159,765,032	$85,602,916	$175,240,759

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2026 were as follows:

Fund	Type of Transaction	October 31, 2025 Shares/Fair Value	Purchases	Sales	April 30, 2026 Shares/Fair Value
Diversified	Direct	$17,163,873	$98,340,557	$83,938,089	$31,566,341
Diversified	Securities Lending	5,437,100	20,265,281	23,943,977	1,758,404

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$6,152,247	$1,758,404	$4,528,071	$6,286,475

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2026, the Fund did not utilize these facilities.

11. Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund Shares:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Diversified Fund	Shares	Amount	Shares	Amount
Shares sold	176,999	$2,163,474	1,021,594	$12,460,907
Reinvestment of dividends	3,881,852	46,504,590	3,260,634	37,138,619
Shares redeemed	(1,426,371)	(17,661,890)	(3,569,232)	(43,355,698)

Net increase in shares outstanding	2,632,480	$31,006,174	712,996	$6,243,828

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months		Year Ended October 31,
	Ended
	April 30, 2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$12.79		$12.40		$10.23	$10.31	$13.25	$10.56

Income (loss) from investment operations:
Net investment income	0.15	A	0.32	A	0.30	0.25	0.18	0.16
Net gains (losses) on investments (both realized and unrealized)	0.52		0.90		2.14	0.15	(2.01)	2.95

Total income (loss) from investment operations	0.67		1.22		2.44	0.40	(1.83)	3.11

Less distributions:
Dividends from net investment income	(0.35)		(0.32)		(0.27)	(0.19)	(0.17)	(0.19)
Distributions from net realized gains	(0.68)		(0.51)		—	(0.29)	(0.94)	(0.23)

Total distributions	(1.03)		(0.83)		(0.27)	(0.48)	(1.11)	(0.42)

Net asset value, end of period	$12.43		$12.79		$12.40	$10.23	$10.31	$13.25

Total returnB	5.57	%C	10.72%		24.16%	3.84%	(15.05)%	30.04%

Ratios and supplemental data:
Net assets, end of period	$597,129,616		$580,482,746		$554,170,201	$468,590,838	$475,454,727	$589,868,075
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.42	%D	0.42%		0.42%	0.41%	0.41%	0.39%
Expenses, net of reimbursements and/or recoupments	0.42	%D	0.42%		0.42%	0.41%	0.41%	0.39%
Net investment income, before expense reimbursements and/or recoupments	2.40	%D	2.65%		2.50%	2.33%	1.50%	1.23%
Net investment income, net of reimbursements and/or recoupments	2.40	%D	2.65%		2.50%	2.33%	1.50%	1.23%
Portfolio turnover rate	45	%C	84%		59%	59%	47%	41%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

Delivery of Documents

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Institutional Funds Trust or American Beacon Diversified Fund P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts

This report is prepared for shareholders of the American Beacon Diversified Fund and may be distributed to others only if preceded or accompanied by a current Private Placement Memorandum.

American Beacon Institutional Funds Trust and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 04/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Institutional Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Institutional Funds
Date: June 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Institutional Funds
Date: June 30, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Institutional Funds
Date: June 30, 2026